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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:         December 31, 2004
                                                     ----------------------

Check here if Amendment [ ];                  Amendment Number:
                                                                  ------------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Caldwell & Orkin, Inc.
          ----------------------------------------------------------
Address:    Suite 150
          ----------------------------------------------------------
            6200 The Corners Parkway
          ----------------------------------------------------------
            Norcross, Georgia  30092
          ----------------------------------------------------------

Form 13F File Number:   28-     2699
                            ----------------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

          Name:     Michael B. Orkin
                  ----------------------------------------------------------
          Title:    CEO
                  ----------------------------------------------------------
          Phone:    (678)  533-7850
                  ----------------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael B. Orkin      Norcross, Georgia        February 2, 2005
      ---------------------     -------------------      -------------------
         [Signature]               [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

         NONE

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                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             1
                                             ----------------------------

Form 13F Information Table Entry Total:        104
                                             ----------------------------

Form 13F Information Table Value Total:      $ 292,624
                                             ----------------------------
                                                      (thousands)


List of Other Included Managers:

         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.            Form 13F file Number        Name

          1             28-     3468                C & O Funds Advisor, Inc.
         ---               -----------------        ----------------------------










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Caldwell & Orkin, Inc.
FORM 13F

                   31-DEC -04


                                                      FORM 13F INFORMATION TABLE

                                                                                               Voting Authority
                                                                                               ----------------
                                Title
                                 of                 Value    Shares/   Sh/   Put/   Invstmt    Other
      Name of Issuer            Class    CUSIP     (x$1000)  Prn Amt   Prn   Call   Dscretn    Managers    Sole    Shared    None
      --------------            -----    -----     --------  -------   ---   ----   -------    --------    ----    ------    ----
ABBOTT LABORATORIES              COM    002824100      221      4740 SH                Sole                  4740
ADC TELECOMMUNICATIONS           COM    000886101     1285    479500 SH                Sole                479500
AEROPOSTALE, INC.                COM    007865108     2510     85300 SH                Sole                 85300
AIRSPAN NETWORKS                 COM    00950h102     1534    282500 SH                Sole                282500
ALVARION LTD.                    COM    m0861t100     2366    178400 SH                Sole                178400
AMERICAN EAGLE OUTFITTERS        COM    02553e106     3236     68700 SH                Sole                 68700
AMERICAN EXPRESS CO.             COM    025816109     3501     62100 SH                Sole                 62100
APPLE COMPUTER INC COM           COM    037833100      470      7300 SH                Sole                  7300
AQUANTIVE, INC.                  COM    03839g105     3450    385900 SH                Sole                385900
AQUILA INC.                      COM    03840p102     2526    684500 SH                Sole                684500
ASK JEEVES, INC.                 COM    045174109     2311     86400 SH                Sole                 86400
BRISTOL-MEYERS SQUIBB CO         COM    110122108     3190    124500 SH                Sole                124500
BROADCOM CORP CL A               COM    111320107     7692    238300 SH                Sole                238300
BROCADE COMMUNICATIONS           COM    111621108     3045    398600 SH                Sole                398600
C-COR INC.                       COM    125010108     1597    171700 SH                Sole                171700
CARTER'S INC.                    COM    146229109      472     13900 SH                Sole                 13900
CENTRAL EUROPEAN MEDIA ENT-A     COM    g20045202     2172     55800 SH                Sole                 55800
CHICAGO BRIDGE & IRON-NY SHR     COM    167250109     2986     74650 SH                Sole                 74650
COMCAST CORP. SP/CL-A            COM    20030n200     1287     39200 SH                Sole                 39200
CYBERSOURCE CORP.                COM    23251j106     3360    470000 SH                Sole                470000
DIAMOND OFFSHORE DRILL COM       COM    25271C102     3120     77900 SH                Sole                 77900
DIEBOLD INC.                     COM    253651103     8669    155550 SH                Sole                155550
DOBSON COMMUNICATIONS            COM    256069105      564    327700 SH                Sole                327700
DOW JONES & CO INC COM           COM    260561105      301      7000 SH                Sole                  7000
DUKE ENERGY                      COM    264399106     9671    381800 SH                Sole                381800
DYNEGY INC.                      COM    26816q101      252     54600 SH                Sole                 54600
EMC CORPORATION                  COM    268648102    10005    672850 SH                Sole                672850
ENDOLOGIX INC.                   COM    29266s106     1099    160500 SH                Sole                160500
ENTERASYS NETWORKS               COM    293637104     1295    719500 SH                Sole                719500
EXTREME NETWORKS INC.            COM    30226d106     1460    222900 SH                Sole                222900
EXXON MOBIL CORP.                COM    30231G102     3399     66308 SH                Sole                 66308
FINDWHAT.COM                     COM    317794105     1750     98700 SH                Sole                 98700
FORMFACTOR INC.                  COM    346375108      673     24800 SH                Sole                 24800
FPL GROUP                        COM    302571104      224      3000 SH                Sole                  3000
FRANCE TELECOM ADR               COM    35177q105      364     11000 SH                Sole                 11000
GENERAL ELECTRIC CO.             COM    369604103    10041    275100 SH                Sole                275100
GLOBAL SANTAFE CORP.             COM    g3930e101     3738    112900 SH                Sole                112900
GMX RESOURCES                    COM    38011m108      290     41600 SH                Sole                 41600
GOOGLE, INC.                     COM    38259p508      521      2700 SH                Sole                  2700
HALLIBURTON CO                   COM    406216101     6278    160000 SH                Sole                160000
HARMONIC INC                     COM    413160102     3326    398800 SH                Sole                398800
HARSCO CORP.                     COM    415864107      223      4000 SH                Sole                  4000
HEALTHSOUTH CORP                 COM    421924101     1824    290500 SH                Sole                290500
HOME DEPOT INC.                  COM    437076102     2509     58700 SH                Sole                 58700
INKINE PHARMACEUTICAL            COM    457214104      377     69400 SH                Sole                 69400
INTER-TEL                        COM    458372109     1462     53400 SH                Sole                 53400
INTERWOVEN INC                   COM    46114t508     1692    155500 SH                Sole                155500
INTL. GAME TECHNOLOGY            COM    459902102     3005     87400 SH                Sole                 87400
INVITROGEN CORP.                 COM    46185r100     3793     56500 SH                Sole                 56500
ISHARES MSCI JAPAN               COM    464286848      109     10000 SH                Sole                 10000
ISHARES MSCI MALAYSIA            COM    464286830      331     46300 SH                Sole                 46300
JOHNSON & JOHNSON                COM    478160104      381      6000 SH                Sole                  6000
JONES SODA CO                    COM    48023p106      625    181300 SH                Sole                181300
JUNIPER NETWORKS                 COM    48203r104     3072    113000 SH                Sole                113000
LINEAR TECHNOLOGY CORP.          COM    535678106      291      7500 SH                Sole                  7500
LOCKHEED MARTIN                  COM    539830109      222      4000 SH                Sole                  4000
LYONDELL CHEMICAL                COM    552078107     6734    232850 SH                Sole                232850
MICRO THERAPEUTICS INC.          COM    59500w100      730    194800 SH                Sole                194800
MICROSOFT CORP                   COM    594918104     9130    341700 SH                Sole                341700
MONSTER WORLDWIDE INC.           COM    611742107     3061     91000 SH                Sole                 91000
MOTOROLA INC.                    COM    620076109     2845    165400 SH                Sole                165400
MURPHY OIL CORP.                 COM    626717102      290      3600 SH                Sole                  3600
NABORS INDUSTRIES LTD.           COM    g6359f103     1010     19700 SH                Sole                 19700
NEKTAR THERAPUTICS               COM    640268108     3471    171500 SH                Sole                171500
NETEASE.COM INC.                 COM    64110w102     1508     28500 SH                Sole                 28500
NETRATINGS, INC.                 COM    64116m108     1553     81000 SH                Sole                 81000
NEWMONT MINING CORP.             COM    651639106     4652    104750 SH                Sole                104750
NOKIA CORP SPONSORED ADR         COM    654902204    10348    660400 SH                Sole                660400
NORTHERN ORION RESOURCES         COM    665575106      651    223700 SH                Sole                223700
NOVA CHEMICALS CORP.             COM    66977w109     1490     31500 SH                Sole                 31500
PG&E CORP.                       COM    69331c108    13282    399100 SH                Sole                399100
POLO RALPH LAUREN                COM    731572103     1585     37200 SH                Sole                 37200
PPL CORP.                        COM    69351t106     9894    185700 SH                Sole                185700
RAE SYSTEMS, INC.                COM    75061p102      821    112500 SH                Sole                112500
REGEN BIOLOGICS INC.             COM    75884m104       53     37000 SH                Sole                 37000
REPUBLIC SERVICES                COM    760759100     5608    167200 SH                Sole                167200
ROCKWELL AUTOMATION              COM    773903109     3632     73300 SH                Sole                 73300
S&P 500 DEPOSITARY RECEIPT       COM    78462f103    10907     90240 SH                Sole                 90240
SCHERING-PLOUGH CORP.            COM    806605101     8749    419000 SH                Sole                419000
SCHLUMBERGER LTD.                COM    806857108     1423     21250 SH                Sole                 21250
SEARS, ROEBUCK                   COM    812387108      908     17800 SH                Sole                 17800
SONUS NETWORKS                   COM    835916107     1498    261500 SH                Sole                261500
SOUTHERN UNION, CO.              COM    844030106      803     33500 SH                Sole                 33500
SOVEREIGN BANCORP, INC.          COM    845905108     2880    127725 SH                Sole                127725
SUPERGEN, INC.                   COM    868059106      441     62500 SH                Sole                 62500
TANOX, INC.                      COM    87588q109     1205     79300 SH                Sole                 79300
TEKELEC                          COM    879101103     1486     72700 SH                Sole                 72700
THOMAS & BETTS CORP.             COM    884315102      572     18600 SH                Sole                 18600
TIBCO SOFTWARE                   COM    88632q103     3494    261900 SH                Sole                261900
TIME WARNER, INC.                COM    887317105    11703    601700 SH                Sole                601700
TITAN PHARMACEUTICALS INC        COM    888314101      333    103300 SH                Sole                103300
TRANSOCEAN OFFSHORE INC.         COM    g90078109     1094     25800 SH                Sole                 25800
TUCOWS, INC.                     COM    898697107      155    221600 SH                Sole                221600
TYCO INT'L LTD.                  COM    902124106      214      6000 SH                Sole                  6000
URBAN OUTFITTERS, INC.           COM    917047102     3414     76900 SH                Sole                 76900
VALUECLICK INC.                  COM    92046n102     2571    192900 SH                Sole                192900
VARIAN MEDICAL SYSTEMS           COM    92220p105      259      6000 SH                Sole                  6000
VITESSE SEMICONDUCTOR            COM    928497106      987    279600 SH                Sole                279600
WALT DISNEY                      COM    254687106      306     11000 SH                Sole                 11000
WASHINGTON POST CL B             COM    939640108      442       450 SH                Sole                   450
WESTLAKE CHEMICAL CORP.          COM    960413102      478     14300 SH                Sole                 14300
WILLIAMS COS, INC.               COM    969457100     7769    476900 SH                Sole                476900
XEROX CORP.                      COM    984121103     9745    572900 SH                Sole                572900
WTW PUTS 7/16/2005  40.00        PUT    1486268sh      273       941 SH      PUT       Sole                   941



REPORT SUMMARY                  104 DATA RECORDS   292,624                     1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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